Report for the Calendar Year or Quarter Ended:                     9/30/2001

Check here if Amendment [  ]; Amendment Number:                    ____
    This Amendment (check only one):                               [  ] is a restatement
                                                                   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Horizon Bancorp
Address:  515 Franklin Square
                    Michigan City, IN  46360


Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:   James Foglesong
Title:       Chief Financial Officer
Phone:  219-873-2608


Signature, Place, and Date of Signing:

_________________________________________                          Michigan City, IN
                                                                   -----------------                    12-Oct-01
                                                                                                        ------------
s/s James Foglesong, Chief Financial Officer                       Place                                Date


Report Type (check only one):

[ X ] 13F Holdings Report

[  ] 13F Notice

[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:                 Horizon Trust & Investment Management


Report Summary:

Number of Other Included Managers:                                                         1

Form 13F Information Table Entry Total:                                                  126

Form 13F Information Table Value Total:                                         $118,616,679


List of Other Included Managers:              Horizon Trust & Investment Management




              Name of Issuer (1)                   Type (2)            Cusip (3)         Market (4)      Shares/PV (5)
              ------------------                   --------            ---------         ----------      -------------

Aes Corp., Inc.                                    Equity               00130H105             194787             15194
AOL Time Warner                                    Equity               00184A105             935075             28250
A T & T                                            Equity                 1957109             239146             12391
Abbott Laboratories                                Equity                 2824100            2399618             46280
ADR Abbey Natl PLC 7.25% Pfd                       Preferred Stock        2920502             230920              9200
Alcoa Inc Com Stk                                  Equity                13817101             242343              7815
American Express Company                           Equity                25816109             300568             10343
American Gen Cap 1 Gtd 7.875% Pfd                  Preferred Stock      02638N105             235620              9000
American Home Products                             Equity                26609107           22554225            387197
American International Group Inc                   Equity                26874107            1517958             19461
Amgen Inc                                          Equity                31162100             754313             12835
Amkor Technology, Inc.                             Equity                31652100             135971             12925
Anadarko Petroleum Corp                            Equity                32511107             269008              5595
Atlantic Gulf Communites Corp                      Equity                48556104                220             20000
Aura Systems Inc                                   Equity                51526101               8225             17500
BP Amoco PLC, ADR's                                Equity                55622104            2230155             45356
Bank One Cap I 8.00% Pfd                           Preferred Stock      06421B202             301617             11870
Bellsouth Cap Funding 7.375% Pfd                   Preferred Stock       79857207             264159             10025
Bellsouth Corp                                     Equity                79860102            1700849             40935
Berkshire Hathaway Inc Del Cl A                    Equity                84670108             490000                 7
Berkshire Hathaway, Inc. Cl B                      Equity                84670207             796860               342
Best Buy Inc                                       Equity                86516101             215660              4745
Bethlehem Steel Corp                               Equity                87509105              17289             13507
Bluegreen Corp                                     Equity                96231105              91140             49000
Boeing Company                                     Equity                97023105             554827             16562
Bristol Myers Squibb CO.                           Equity               110122108             536654              9659
Cardinal Health Inc                                Equity               14149Y108             383505              5186
Carnival Corp                                      Equity               143658102             328208             14905
Cendant Corp.                                      Equity               151313103             336640             26300
Chase Capital ViI 7.00% Pfd                        Preferred Stock      16147M200             236336              9480
Cisco Systems Inc                                  Equity               17275R102            1166125             95741
Citigroup, Inc.                                    Equity               172967101            1311309             32378
Citizens Communications CO                         Equity               17453B101             103362             10996
Coca-Cola Company                                  Equity               191216100            1190786             25417
Comverse Tech Inc                                  Equity               205862402             340951             16648
Concord Efs, Inc.                                  Equity               206197105             420970              8600
Continental Airlines Cl B                          Equity               210795308             300000             20000
Corning Inc Com                                    Equity               219350105             247710             28085
DELL Computer Corp                                 Equity               247025109             578321             31210
Disney                                             Equity               254687106             739661             39724
Du Pont DE Nemours                                 Equity               263534109             488248             13013
Duff & Phelps Select Utilities                     Equity               264324104            2804414            261362
Duke Energy 6.60% Pfd                              Preferred Stock      264399619             299286             11700


                                    -----------------------------------------------------------------------------------------------
                                            Investment Direction (6)                                      Voting Authority (8)
                                    -----------------------------------                     ---------------------------------------
              Name of Issuer (1)         Sole       Shared      None     Other Managers (7)       Sole        Shared       Other
              ------------------                                         ------------------
                                    -----------------------------------                     ---------------------------------------
Aes Corp., Inc.                            7379        6727       1088       Not Applicable         3981            0        11213
AOL Time Warner                            7345       20055        850                              4050            0        24200
A T & T                                    3000        5738       3653                              2000            0        10391
Abbott Laboratories                       22300       20072       3908                              4210            0        42070
ADR Abbey Natl PLC 7.25% Pfd                800        5200       3200                                 0            0         9200
Alcoa Inc Com Stk                          3215        3900        700                               200            0         7615
American Express Company                      0       10038        305                                 0            0        10343
American Gen Cap 1 Gtd 7.875% Pfd          2800        5600        600                                 0         1000         8000
American Home Products                    11330      285946      89921                              3663            0       383534
American International Group Inc           6214       11373       1874                              2104            0        17357
Amgen Inc                                  4010        8175        650                              1000            0        11835
Amkor Technology, Inc.                     4300        8600         25                              2700            0        10225
Anadarko Petroleum Corp                    2300        3110        185                               500            0         5095
Atlantic Gulf Communites Corp                 0           0      20000                                 0            0        20000
Aura Systems Inc                              0       11500       6000                                 0            0        17500
BP Amoco PLC, ADR's                       21286       20976       3094                              4586            0        40770
Bank One Cap I 8.00% Pfd                   2600        9270          0                              2000         1000         8870
Bellsouth Cap Funding 7.375% Pfd           2200        7025        800                              1200            0         8825
Bellsouth Corp                            19075       17951       3909                              8418            0        32517
Berkshire Hathaway Inc Del Cl A               0           6          1                                 1            0            6
Berkshire Hathaway, Inc. Cl B                49         280         13                                 1            0          341
Best Buy Inc                               2070        2175        500                               450            0         4295
Bethlehem Steel Corp                          0         507      13000                              8257            0         5250
Bluegreen Corp                                0           0      49000                              4000            0        45000
Boeing Company                              650        1902      14010                             13384            0         3178
Bristol Myers Squibb CO.                   2300        3349       4010                              1750            0         7909
Cardinal Health Inc                        1525        3161        500                               500            0         4686
Carnival Corp                              4120       10425        360                              1595            0        13310
Cendant Corp.                             10500       14700       1100                              4800            0        21500
Chase Capital ViI 7.00% Pfd                2680        6800          0                              1880            0         7600
Cisco Systems Inc                         29528       61290       4923                             15480          300        79961
Citigroup, Inc.                           12649       16936       2793                              6522            0        25856
Citizens Communications CO                 2514           0       8482                                 0            0        10996
Coca-Cola Company                          5160       16031       4226                              1750          150        23517
Comverse Tech Inc                          6998        9650          0                              2080            0        14568
Concord Efs, Inc.                          3900        4700          0                               800            0         7800
Continental Airlines Cl B                     0           0      20000                             20000            0            0
Corning Inc Com                           10110       16925       1050                              2000           75        26010
DELL Computer Corp                        10390       20550        270                              3325          600        27285
Disney                                    13230       24729       1765                              4402            0        35322
Du Pont DE Nemours                         6368        5851        794                              2000          100        10913
Duff & Phelps Select Utilities            81520      162087      17755                             52872          335       208155
Duke Energy 6.60% Pfd                      3600        7300        800                              1200            0        10500




              Name of Issuer (1)                   Type (2)            Cusip (3)         Market (4)      Shares/PV (5)
              ------------------                   --------            ---------         ----------      -------------

EMC Corporation                                    Equity               268648102             559911             47652
Epoch Pharmaceuticals Inc                          Equity               294273107              45000             20000
Equifax Inc                                        Equity               294429105             219000             10000
Ericsson Lm Telecom CO                             Equity               294821400             179578             51455
Exxon Mobil Corp                                   Equity               30231G102            1880444             47727
Federal National Mortgage Assoc                    Equity               313586109             228571              2855
Fedex Corporation                                  Equity               31428X106             345083              9390
Fifth Third Bancorp                                Equity               316773100             529958              8620
Ford Motor CO                                      Equity               345370860             200271             11543
The Gap Inc                                        Equity               364760108             197773             16550
General Electric Company                           Equity               369604103            3277022             88092
Global Telesystems Inc                             Equity               37936U104                925             18875
Harley-Davidson                                    Equity               412822108             391028              9655
Hartford Capital II Pfd Ser B 8.35%                Preferred Stock      416320208             331926             13309
Home Depot Incorporated                            Equity               437076102             266863              6955
Horizon Bancorp                                    Equity               440407104            9654639            235479
Ing Cap Fdg Tr 7.70% Pfd                           Preferred Stock    4.4978E+111             496692             19710
Illinois Tool Works Inc                            Equity               452308109             369842              6835
Imatron Inc                                        Equity               452906100             174440             98000
Intel Corp                                         Equity               458140100            2228205            109012
International Business Machines Corp               Equity               459200101             582697              6353
Intimate Brands Inc Class A                        Equity               461156101             137790             15310
Johnson & Johnson                                  Equity               478160104            1503168             27133
1272c Centennial Beverage Corp.                    Equity               4785                   25000             25000
Kimberly Clark                                     Equity               494368103            1411802             22771
Ladish CO Inc                                      Equity               505754200             250425             31500
Eli Lilly & Company                                Equity               532457108             493319              6113
Lincoln National Corporation                       Equity               534187109             496516             10648
Linear Technology Corp                             Equity               535678106             209920              6400
Lowes Companies Inc                                Equity               548661107            1001881             31655
Lucent Technologies Inc                            Equity               549463107             336328             58696
MBNA Corporation                                   Equity               55262L100            2349444             77565
Morgan Stanley/Dean Witter 7.10% Pfd               Preferred Stock      553538208             288405             11700
Malaysia Fund                                      Equity               560905101              68800             20000
Marsh & McLennan CO                                Equity               571748102             269310              2785
Mc Donalds Corp                                    Equity               580135101             328475             12103
Medtronic Inc                                      Equity               585055106             392196              9016
Merck & CO., Inc                                   Equity               589331107            1834564             27546
Merrill Lynch Capital Trust 8.00% Pfd.             Preferred Stock      59021C203             225750              8600
Merrill Lynch     7.00%     Pfd                    Preferred Stock      59021F206             248878             10150
Microsoft Corporation                              Equity               594918104            2090397             40852
Millenium Pharmaceuticals Inc                      Equity               599902103             230436             12975
Morgan Stanley Dean Witter & CO.                   Equity               617446448             860812             18572
Motorola Inc                                       Equity               620076109             250458             16055
NTN Communications Inc                             Equity               629410309               8710             13000


                                    -----------------------------------------------------------------------------------------------
                                            Investment Direction (6)                                      Voting Authority (8)
                                    -----------------------------------                     ---------------------------------------
              Name of Issuer (1)         Sole       Shared      None     Other Managers (7)       Sole        Shared       Other
              ------------------                                         ------------------
                                    -----------------------------------                     ---------------------------------------
EMC Corporation                          11325        34555         1772                           6325           50        41277
Epoch Pharmaceuticals Inc                    0            0        20000                              0            0        20000
Equifax Inc                                  0        10000            0                              0            0        10000
Ericsson Lm Telecom CO                    8800        42240          415                          11700            0        39755
Exxon Mobil Corp                         14842        28604         4281                           2791            0        44936
Federal National Mortgage Assoc            815         1955           85                              0            0         2855
Fedex Corporation                         3585         5055          750                           1350            0         8040
Fifth Third Bancorp                        550         6598         1472                            300            0         8320
Ford Motor CO                             1774         8799          970                           1574            0         9969
The Gap Inc                               6300         9250         1000                           1250            0        15300
General Electric Company                 35630        44367         8095                          13095            0        74997
Global Telesystems Inc                       0        18875            0                              0            0        18875
Harley-Davidson                           3520         5925          210                            400            0         9255
Hartford Capital II Pfd Ser B 8.35%       8615         4294          400                           1800            0        11509
Home Depot Incorporated                   1150         4922          883                            400            0         6555
Horizon Bancorp                         133579        45408        56492                           4017            0       231462
Ing Cap Fdg Tr 7.70% Pfd                  7900         9510         2300                           2200            0        17510
Illinois Tool Works Inc                    185         6150          500                            150            0         6685
Imatron Inc                                  0            0        98000                              0            0        98000
Intel Corp                               23785        55229        29998                          10160          400        98452
International Business Machines Corp       495         5365          493                            300            0         6053
Intimate Brands Inc Class A               4300        10660          350                            400            0        14910
Johnson & Johnson                        10332        13155         3646                           2832            0        24301
1272c Centennial Beverage Corp.              0            0        25000                          25000            0            0
Kimberly Clark                            7895        10742         4134                           5240            0        17531
Ladish CO Inc                                0            0        31500                              0            0        31500
Eli Lilly & Company                       1695         1365         3053                            825            0         5288
Lincoln National Corporation              1900         3600         5148                           2800            0         7848
Linear Technology Corp                    2200         4200            0                           2000            0         4400
Lowes Companies Inc                      10470        20235          950                           5450            0        26205
Lucent Technologies Inc                  12518        43167         3011                           6523          150        52023
MBNA Corporation                         34479        41980         1106                          13992          250        63323
Morgan Stanley/Dean Witter 7.10% Pfd      6200         5500            0                            500            0        11200
Malaysia Fund                             4500            0        15500                              0            0        20000
Marsh & McLennan CO                       1380         1405            0                            200            0         2585
Mc Donalds Corp                           1200         9208         1695                           5455            0         6648
Medtronic Inc                             1750         5265         2001                            520            0         8496
Merck & CO., Inc                          7210        15213         5123                           3188           50        24308
Merrill Lynch Capital Trust 8.00% Pfd.    4450         4150            0                           2150            0         6450
Merrill Lynch     7.00%     Pfd           1600         8550            0                            750            0         9400
Microsoft Corporation                     9460        20545        10847                           2785            0        38067
Millenium Pharmaceuticals Inc                0          975        12000                          12000            0          975
Morgan Stanley Dean Witter & CO.          7140        10927          505                           1700            0        16872
Motorola Inc                              4500         6996         4559                           2168            0        13887
NTN Communications Inc                       0            0        13000                              0            0        13000




              Name of Issuer (1)                   Type (2)              Cusip (3)         Market (4)      Shares/PV (5)
              ------------------                   --------              ---------         ----------      -------------
Nanophase Technologies Corp                        Equity                630079101             489500            110000
Nisource Inc                                       Equity                65473P105             327762             14061
Nokia Corp ADR                                     Preferred Stock       654902204            1246820             79669
Northern Trust Corp                                Equity                665859104            1732627             33015
Oklahoma Gas & Electric Cap Tr 8.375%              Preferred Stock       67084C200             355185             13155
Pepsico Inc                                        Equity                713448108             257535              5310
Pfizer Inc.                                        Equity                717081103            1041197             25965
Philip Morris Companies, Inc                       Equity                718154107            1469175             30424
Potomac Electric Power 7.375% Pfd                  Preferred Stock       73767N208             220000              8800
Procter & Gamble CO                                Equity                742718109             225722              3101
Royal Dutch Petroleum                              Equity                780257804             360393              7172
Royal Oak Mines Inc                                Equity              7.8051E+109                 70             10000
SBC Communications                                 Equity                78387G103            2383377             50581
Sara Lee Corp                                      Equity                803111103             492030             23100
Schering Plough Corporation                        Equity                806605101             760550             20500
Schlumberger Ltd                                   Equity                806857108             733622             16053
Charles Schwab Corp                                Equity                808513105             182275             15850
Solectron Corp                                     Equity                834182107             446137             38295
Southwest Airlines CO                              Equity                844741108             183066             12336
Sun Microsystems                                   Equity                866810104             986363            119270
Tellabs Inc                                        Equity                879664100             350345             35460
Teradyne Inc.                                      Equity                880770102             460395             23610
Thai Fund, Inc.                                    Equity                882904105              30201             10414
Tyco International Ltd.                            Equity                902124106            1330420             29240
Ultralife Batteries Inc                            Equity                903899102              49600             10000
Vectren Corp                                       Equity                92240G101             338201             15105
Verizon Communications                             Equity                92343V104             986966             18240
ADR Vodafone Group PLC Sponsored                   Equity                92857W100             206095              9385
Wisconsin Energy 6.85 Pfd                          Preferred Stock       92923G204             208120              8600
Wal-Mart Stores Inc                                Equity                931142103             471537              9526
Walgreen CO                                        Equity                931422109            6522488            189442
Wellpoint Health Networks Inc Class A              Equity                94973H108             401672              3680
Wells Fargo & CO New                               Equity                949746101             490861             11043
Williams Companies Inc                             Equity                969457100             255856              9372
Worldcom Inc - Worldcom Group                      Equity                9.82E+110             919861             61161
Customation, Inc                                   Equity                CUST                  500000               520
China Enterprises LTD                              Equity                G2109M100              12500             10000
Sport Service, Inc. Common Stock                   Equity                SPORT                5222464            464219
                                                                                     ---------------------------------------
                                                                                         $118,616,679         4,376,625
                                                                                     =======================================


                                    -----------------------------------------------------------------------------------------------
                                           Investment Direction (6)                                     Voting Authority (8)
                                    ---------------------------------------                    ------------------------------------
              Name of Issuer (1)          Sole       Shared        None     Other Managers (7)      Sole        Shared       Other
              ------------------                                            ------------------
                                    ---------------------------------------                    ------------------------------------
Nanophase Technologies Corp                   0            0       110000                               0            0       110000
Nisource Inc                                  0        14011           50                               0            0        14061
Nokia Corp ADR                            29365        46824         3480                            9015          325        70329
Northern Trust Corp                        6820        16420         9775                            2650          200        30165
Oklahoma Gas & Electric Cap Tr 8.375%      2000        10580          575                             600         1000        11555
Pepsico Inc                                 800         2100         2410                            2610            0         2700
Pfizer Inc.                                5789        15016         5160                            1750            0        24215
Philip Morris Companies, Inc              13770        13525         3129                            2450            0        27974
Potomac Electric Power 7.375% Pfd          8000          800            0                               0            0         8800
Procter & Gamble CO                         600         1523          978                             628            0         2473
Royal Dutch Petroleum                      3500         3372          300                               0            0         7172
Royal Oak Mines Inc                           0            0        10000                               0            0        10000
SBC Communications                        22358        21871         6352                            8617            0        41964
Sara Lee Corp                             14360         8540          200                            3850            0        19250
Schering Plough Corporation               13500         7000            0                            4500            0        16000
Schlumberger Ltd                           6045         9310          698                            1825            0        14228
Charles Schwab Corp                        6050         9700          100                            1600            0        14250
Solectron Corp                            14350        23255          690                            5555          150        32590
Southwest Airlines CO                      5260         6946          130                             430            0        11906
Sun Microsystems                          38460        74890         5920                           16620          100       102550
Tellabs Inc                               11950        22550          960                            3300          100        32060
Teradyne Inc.                              8710        14125          775                            2005            0        21605
Thai Fund, Inc.                               0            0        10414                               0            0        10414
Tyco International Ltd.                    7570        20535         1135                            3750            0        25490
Ultralife Batteries Inc                       0            0        10000                               0            0        10000
Vectren Corp                              11193         3912            0                            2997            0        12108
Verizon Communications                     6470         8392         3378                            1132            0        17108
ADR Vodafone Group PLC Sponsored           3890         4498          998                            1050            0         8335
Wisconsin Energy 6.85 Pfd                  3400         3400         1800                             400            0         8200
Wal-Mart Stores Inc                        1225         7338          963                            1725            0         7801
Walgreen CO                               15460       167320         6662                            4510            0       184932
Wellpoint Health Networks Inc Class A      1480         2200            0                             500           50         3130
Wells Fargo & CO New                        100         8585         2358                             200            0        10843
Williams Companies Inc                     2400         6372          600                            3414            0         5958
Worldcom Inc - Worldcom Group             14295        41957         4909                            8950          200        52011
Customation, Inc                            520            0            0                               0            0          520
China Enterprises LTD                         0            0        10000                               0            0        10000
Sport Service, Inc. Common Stock         464219            0            0                      464219.025            0            0
                                     -----------------------------------------------------------------------------------------------
                                      1,471,953    2,032,416      872,257                         904,803        6,585    3,465,237
                                     ===============================================================================================